THE ADVISORS’ INNER CIRCLE FUND II

Kopernik International Fund

(the “Fund”)

Supplement dated June 6, 2023 to:

•	The Fund’s Prospectus dated March 1, 2023, as supplemented (the “Prospectus”); and

•	The Fund’s Summary Prospectus dated March 1, 2023 (the “Summary Prospectus”).

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

Mark McKinney, a portfolio manager of the Fund, has retired from Kopernik Global Investors, LLC (“Kopernik”), the Fund’s investment adviser. In connection therewith, Alissa Corcoran, Deputy Chief Investment Officer and Director of Research of Kopernik, has been added as a portfolio manager of the Fund. David B. Iben, Chief Investment Officer of Kopernik, will continue to serve as a portfolio manager of the Fund. Accordingly, effective immediately, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1.       All references to Mr. McKinney are hereby deleted from the Summary Prospectus and Prospectus.

2.       The following is hereby added to the “Portfolio Managers” section of the Summary Prospectus and the corresponding section of the Prospectus:

Alissa Corcoran, Deputy Chief Investment Officer, Director of Research and Co-Portfolio Manager, has managed the Fund since June 2023.

3.       In the “Portfolio Managers” section of the Prospectus, the disclosure relating to Ms. Corcoran is hereby deleted and replaced with the following:

Alissa Corcoran serves as Co-Portfolio Manager of the Global All-Cap Fund and International Fund. She is the Deputy Chief Investment Officer and Director of Research of the Adviser.

Ms. Corcoran has been working in the investment industry for over a decade, including previously as an analyst at Vinik Asset Management. She has a bachelor’s degree in biochemistry from Bates College and received her M.B.A. from the University of Southern California’s Marshall School of Business. Ms. Corcoran has earned the Chartered Financial Analyst designation, and is a member of CFA Institute.

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KGI-SK-009-0300